PRESIDENT'S MESSAGE

                                                               December 1996

Dear Shareholder:

    We are pleased to present you with the annual report for the Republic International Equity Fund for the period ending October 31, 1996. In this report, we have provided you with a letter from the Investment Adviser, Republic National Bank of New York.

    We hope you find this letter and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Audited financial statements and portfolio holdings for the period ending October 31, 1996 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ George O. Martinez
                                      George O. Martinez
                                      President

REPUBLIC INTERNATIONAL EQUITY FUND
ANNUAL REPORT -- OCTOBER 31, 1996

TABLE OF CONTENTS
                                                                      PAGE
                                                                      ----
President's Message ..............................................      1
Letter to Shareholders from Investment Manager ...................      3
Performance Graph ................................................      4

REPUBLIC INTERNATIONAL EQUITY FUND
Statement of Assets and Liabilities ..............................      5
Statement of Operations ..........................................      6
Statement of Changes in Net Assets ...............................      7
Financial Highlights .............................................      8
Notes to Financial Statements ....................................      9
Independent Auditors' Report .....................................     12

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
Schedule of Investments ..........................................     13
Statement of Assets and Liabilities ..............................     22
Statement of Operations ..........................................     23
Statement of Changes in Net Assets ...............................     24
Financial Highlights .............................................     24
Notes to Financial Statements ....................................     25
Independent Auditors' Report .....................................     28

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
                                                               December 1996
DEAR SHAREHOLDER:

    We are pleased to present you with the annual report for the Republic International Equity Fund (the "Fund") for the fiscal year ended October 31, 1996.

    The Republic International Equity Fund returned 13.22% for the fiscal year ended October 31, 1996, compared to 10.80% for the MSCI EAFE Index and 12.65% for the Lipper International Equity Fund Index. For the period since the Fund's inception (January 9, 1995), the Fund's average annual return was 11.91% versus 9.50% for the MSCI EAFE Index and 11.43% for the Lipper International Equity Fund Index.

    Non-U.S. stock markets rallied sharply during the fiscal year, benefiting from a favorable environment of generally lower interest rates, positive economic growth and benign inflation. Canada and several European markets were among leading markets, contributing returns in excess of 30.0% when measured in U.S. dollar terms. In the Pacific region, Hong Kong and Malaysia led the way gaining 28.0% and 26.8%, respecitvely. Japan was the major laggard during the period losing 0.7%, as the weakened yen translated the 10.5% local market advance to a fractional loss for U.S. dollar based investors.

    Compared to the MSCI EAFE Index benchmark, the Republic International Equity Portfolio ("the Portfolio") remained most significantly overweighted in Sweden and Canada, and underweighted in Japan. These favorable country weightings and continued strong stock selection contributed to the Fund's outperformance. The outlook for non-U.S. financial markets generally remains favorable, as the economic conditions that have bolstered the world's financial markets for the last year largely remain in effect.

    As of October 31, 1996, the Portfolio, in which the Fund invests all of its investable assets, was broadly diversified with 155 equity holdings representing 28 countries. The Portfolio's weightings by geographical region were as follows: Europe 47.3%, Japan 21.7%, Pacific Ex-Japan 12.8%, and 18.2% in other regions. The largest five holdings of the Portfolio represent 8.3% of the Portfolio: Mannesmann AG (Germany: machinery & engineering), Sankyo (Japan: medical, drugs), Asea Brown Boveri (Sweden: electronic), Astra (Sweden: medical, drugs), Telefonica de Expana (Spain: phone utility).

    Audited financial statements and portfolio holdings as of October 31, 1996 follow. We appreciate your continued support.

                                      Sincerely,

                                      Republic National Bank of New York

    Lipper International Equity Fund Index: an equally weighted average composed of the 30 largest mutual funds within this investment objective.

    MSCI EAFE Index: unmanaged index based on the share prices of approximately 1,600 companies listed on stock exchanges in the 22 developed countries that make up the MSCI National Indices.

    The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

    The total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower.

    International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation and differences in auditing and other financial standards.

    The composition of the portfolio is subject to change.

                    COMPARISON OF $10,000 INVESTMENT IN THE
                       RAFT INTERNATIONAL EQUITY FUND AND
                  MORGAN STANLEY CAPITAL INVESTMENT EAFE INDEX
--------------------------------------------------------------------------------

                        ---------------------------
                        AVERAGE ANNUAL TOTAL RETURN
                        ---------------------------
                        Fiscal Year      Inception
                          to Date       to 10/31/96
                         10/31/96      (Annualized)
                        ---------------------------
                          13.22%          11.91%
                        ---------------------------


                             RAFT INTERNATIONAL
                                EQUITY FUND           EAFE INDEX
                             ------------------       ----------
                 1/ 9/95            10.00                10.00
                 4/30/95            10.21                10.79
                10/31/95            10.83                10.80
                 4/30/96            12.05                12.10
                10/31/96            12.26                11.81

            Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

BISYS FUND SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC INTERNATIONAL EQUITY FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT MANAGER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES. ALL RETURNS ASSUME REINVESTMENT OF INCOME AND CAPITAL GAINS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

REPUBLIC INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1996

ASSETS:
Investment in Republic International Equity
  Portfolio ("Portfolio"), at value (Note 1) .......          $97,172,124
Tax reclaim receivable .............................              100,667
Receivable for fund shares sold ....................               10,000
Unamortized organization expenses (Note 2) .........                6,401
                                                              -----------
      Total Assets .................................           97,289,192
                                                              -----------

LIABILITIES:
Payable for fund shares redeemed ...................              257,000
Administration fee payable (Note 3) ................                4,130
Audit fees payable .................................                9,000
Transfer agent fees payable ........................                7,500
Reports to shareholders payable ....................                6,314
Legal fees payable .................................                5,182
Fund accounting fees payable (Note 3)...............                2,250
Other accrued expenses .............................               20,647
                                                              -----------
      Total Liabilities ............................              312,023
                                                              -----------

NET ASSETS:
Applicable to 8,046,448 shares of beneficial interest
  outstanding (par value $0.001, unlimited number of
  authorized shares) ...............................          $96,977,169
                                                              ===========

REPRESENTED BY:
Paid-in capital ....................................          $88,000,402
Undistributed net investment income ................              544,232
Accumulated net realized gain from Portfolio .......            1,346,880
Net unrealized appreciation from Portfolio .........            7,085,655
                                                              -----------
      Net Assets ...................................          $96,977,169
                                                              ===========

Net Asset Value, Offering and Redemption Price Per
  Share ............................................              $12.05
                                                                  ======


                    See notes to financial statements

REPUBLIC INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 1996

NET INVESTMENT INCOME FROM PORTFOLIO (NOTE 2):
Dividend income (net of foreign withholding tax $103,262)      $1,211,870
Interest income .........................................         304,393
Allocated expenses ......................................        (602,504)
                                                               ----------
    Net investment income from Portfolio ................         913,759

EXPENSES (NOTE 2):
  Administration fees (Note 3) ..........      $  36,129
  Transfer agent fees ...................         38,351
  Registration fees .....................         36,447
  Amortization of organization expenses
    (Note 2) ............................         17,259
  Audit fees ............................         20,148
  Reports to shareholders ...............         13,963
  Fund accounting fees (Note 3) .........         12,000
  Insurance .............................          7,660
  Trustees' fees (Note 3) ...............          6,401
  Legal fees ............................          3,775
  Other expenses ........................         24,390
                                               ---------
    Total expenses ......................        216,523
    Voluntary fee reductions (Note 3) ...        (20,132)
                                               ---------
    Net expenses ........................................         196,391
                                                               ----------
NET INVESTMENT INCOME ...................................         717,368
                                                               ----------
NET REALIZED AND UNREALIZED GAIN FROM PORTFOLIO:
Net realized gain on:
    Investments .........................................       1,330,860
    Foreign currency transactions .......................         610,430
Net unrealized appreciation from Portfolio ..............       5,449,722
                                                               ----------
Net realized and unrealized gain from Portfolio .........       7,391,012
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....      $8,108,380
                                                               ==========


                    See notes to financial statements

REPUBLIC INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE PERIOD
                                                          JANUARY 9, 1995
                                                           (COMMENCEMENT
                                          FOR THE YEAR     OF OPERATIONS)
                                              ENDED           THROUGH
                                        OCTOBER 31, 1996  OCTOBER 31, 1995
                                        ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ...................    $   717,368      $   217,620
Net realized gain from Portfolio ........      1,941,290          (93,408)
Net unrealized appreciation
  from Portfolio ........................      5,449,722        1,635,933
                                             -----------      -----------
      Net increase in net assets
        resulting from operations .......      8,108,380        1,760,145
                                             -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...................       (790,956)         (69,610)
Net realized gains ......................        (31,193)              --
                                             -----------      -----------
      Total distributions to shareholders       (822,149)         (69,610)
                                             -----------      -----------

CAPITAL TRANSACTIONS:
Proceeds from sales of shares ...........     59,060,764       32,852,624
Net asset value of shares issued in
  connection with reinvestment of
  distributions .........................        778,445           69,610
Cost of shares redeemed .................     (4,392,300)        (368,840)
                                             -----------      -----------
      Net increase in net assets from
        capital transactions ............     55,446,909       32,553,394
                                             -----------      -----------

TOTAL INCREASE IN NET ASSETS ............     62,733,140       34,243,929

NET ASSETS:
    Beginning of period .................     34,244,029              100
                                             -----------      -----------
    End of period (including
      undistributed net investment income
      of $544,232 and $23,782,
      respectively) .....................    $96,977,169      $34,244,029
                                             ===========      ===========

ANALYSIS OF FUND SHARE TRANSACTIONS:
Beginning of period .....................     3,171,731               --
Shares sold .............................     5,181,883        3,201,989
Shares issued in connection with
  reinvestment of distributions .........        68,777            6,700
Shares redeemed .........................      (375,943)         (36,958)
                                             ----------       ----------
    End of period .......................     8,046,448        3,171,731
                                             ===========      ===========


                        See notes to financial statements

REPUBLIC INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

                                                               FOR THE PERIOD
                                                              JANUARY 9, 1995
                                                               (COMMENCEMENT
                                             FOR THE YEAR      OF OPERATIONS)
                                                 ENDED            THROUGH
                                           OCTOBER 31, 1996   OCTOBER 31, 1995
                                           ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ....       $10.80               $10.00
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ...............          0.11                0.08
    Net realized and unrealized gain from
      Portfolio .........................          1.31                0.75
                                                  -----               -----
    Total increase from investment
      operations ........................          1.42                0.83
                                                  -----               -----
LESS DIVIDENDS:
    Net investment income ...............         (0.16)              (0.03)
    Net realized capital gains ..........         (0.01)                 --
                                                  -----               -----
    Total distributions .................         (0.17)              (0.03)
                                                  -----               -----
NET ASSET VALUE, END OF PERIOD ..........        $12.05              $10.80
                                                 ======              ======
TOTAL RETURN ............................        13.22%               8.31%(b)

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000) ...       $96,977             $34,244
    Ratio of expenses to average net
      assets ............................         1.11%               1.14%(c)
    Ratio of net investment income to
      average net assets ................         0.99%               1.26%(c)
    Ratio of expenses to average net
      assets (a).........................         1.13%               2.12%(c)
    Ratio of net investment income to
      average net assets (a).............         0.96%               0.28%(c)
------------------------------------------------------------------------------
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Not annualized.
(c) Annualized.


                      See notes to financial statements

REPUBLIC INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REPUBLIC INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1996

1. ORGANIZATION. Republic International Equity Fund (the "Fund") is a diversified separate series of the Republic Advisor Funds Trust (the "Trust"), a Massachusetts business trust organized on April 5, 1996, which currently consists of three funds, each of which has different and distinct investment objectives and policies. The Fund is the successor to Republic International Equity Fund (the "Predecessor Fund"), a series of Republic Funds which commenced operations on January 9, 1995. The Fund assumed all of the assets and liabilities of the Predecessor Fund in a reorganization effective July 31, 1996. The financial statements for the other two funds are presented separately. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load open-end management investment company.

        The Fund's investment objective is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers (including American Depository Receipts (ADR's) and U.S. registered securities) and securities of companies whose principal markets are outside of the United States. The Fund invests all of its investable assets in the Republic International Equity Portfolio (the "Portfolio"). The Portfolio is a diversified open-end management investment company which has the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (71.85% at October 31, 1996) in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

        Republic National Bank of New York ("Republic" or the "Manager") acts as Investment Manager to the Portfolio. Capital Guardian Trust Company acts as Sub-Adviser ("Sub Adviser") to the Portfolio. Effective October 1, 1996 BISYS Fund Services, Inc. ("BISYS"), replaced Signature Broker-Dealer Services, Inc. ("Signature") as Administrator of the Trust and the Portfolio and as Distributor and Sponsor ("Sponsor") of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    INVESTMENT VALUATION:
    Valuation of securities by the portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    INVESTMENT TRANSACTIONS AND RELATED INCOME:
    All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio each day.

    EXPENSE ALLOCATION:
    Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

    DIVIDENDS TO SHAREHOLDERS:
    Dividends substantially equal to all of the Fund's net investment income earned are distributed to the Fund shareholders of record semi-annually. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Portfolio, except as required for federal income tax purposes.

        The Fund's net realized short-term and long-term capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax.

        Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to realized gains on foreign currency transactions. For the year ended October 31, 1996, the Fund reclassified the effects of certain differences between the financial statement amounts and distributions determined in accordance with income tax regulations. These differences increased undistributed net investment income and decreased accumulated net realized gain/loss by $594,038 and $594,037, respectively.

    FEDERAL INCOME TAXES:
    The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, (the "Code"). By so qualifying, the Fund will be exempt from regular federal income taxes to the extent that it distributes substantially all of its net investment income and net realized gains to its shareholders.

    UNAMORTIZED ORGANIZATION EXPENSES:
    The Fund incurred organization expenses in the amount of $33,080. These costs were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from the commencement of operations.

3.  RELATED PARTY TRANSACTIONS.

    ADMINISTRATION:
    Pursuant to an Administrative Services Agreement, Signature Broker-Dealer Services, Inc. ("Signature") provided the Fund with general office facilities, and supervised the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranged for the maintenance of books and records of the Fund for the period November 1, 1995 through September 30, 1996. For its services to the Fund, Signature received from the Fund fees payable monthly equal on an annual basis to 0.05% of the Fund's average daily net assets; for this period Signature received $31,999 for its services of which $16,007 was voluntarily reduced.

        Effective October 1, 1996, BISYS Fund Services, Inc. ("BISYS") was appointed as administrator to the Fund, pursuant to an Administrative Services Agreement. BISYS serves as administrator with substantially identical terms as described above. In this capacity, BISYS earned $4,130 for the period October 1, 1996 through October 31, 1996.

    FUND ACCOUNTING:
    Pursuant to a Fund Accounting Agreement, Signature Financial Services, Inc., ("SFSI") served as fund accounting agent to the Fund for the period November 1, 1995 through September 30, 1996. For its services to the Fund, SFSI received fees payable monthly equal on an annual basis to $12,000. For this period, fees for these services aggregated $11,000 of which $4,125 was voluntarily reduced.

        Effective October 1, 1996, Investors Bank and Trust Co. ("IBT"), provides fund accounting services to the Fund. For the period October 1, 1996 through October 31, 1996, the IBT fee for these services aggregated $1,000.

    TRUSTEES' FEES:
    The fees paid and the amount of out-of-pocket expenses reimbursed to the Trustees amounted to $6,401 for the year ended October 31, 1996.

    WAIVER OF EXPENSES:
    Signature and SFSI voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Fund for additional expenses during the period November 1, 1995 through October 31, 1996. Expenses of the Fund were voluntarily limited to no more than 1.11% of the average daily net assets on an annualized basis. For the year ended October 31, 1996 Signature and SFSI voluntarily reduced fees aggregating $20,132.

4. INVESTMENT TRANSACTIONS. Additions and reductions in the Fund's investment in the Portfolio amount to $59,093,038 and $4,355,171, respectively.

INDEPENDENT AUDITOR'S REPORT

The Board of Trustees
Republic Advisor Funds Trust:

    We have audited the accompanying statement of net assets of Republic International Equity Fund (the "Fund"), a portfolio of Republic Advisor Funds Trust, as of October 31, 1996 and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsbility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the period from January 9. 1995, (commencement of operations) to October 31, 1995 were audited by other auditors whose report thereon, dated December 8, 1995, expressed an unqualified opinion on that statement and those financial highlights.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic International Equity Fund at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                                   KPMG Peat Marwick LLP

Boston, Massachusetts
December 20, 1996

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1996

                                                                     VALUE
SECURITY DESCRIPTION                                  SHARES       (NOTE 2)
--------------------                                  ------       --------

COMMON STOCKS -- 91.4%
ARGENTINA -- 0.2%
Perez Compac ADR .................................       59,000  $    736,578
Telecom Argentina Stet Orb B ADR .................        6,000       226,500
YPF Sociedad Anonima ADR .........................        6,000       136,500
                                                                 ------------
                                                                    1,099,578
                                                                 ------------
AUSTRALIA -- 4.5%
Amatil Ltd., Coca Cola  ..........................      117,625     1,615,390
Bramble Industries Ltd.  .........................       59,000       976,060
Lend Lease Corp.  ................................       35,861       607,172
The News Corp. Ltd., ADS   .......................       43,000       972,875
Western MNG Corp. Holding Ltd.  ..................      217,400     1,364,618
Westpac Banking Corp.  ...........................      210,000     1,196,824
                                                                 ------------
                                                                    6,732,939
                                                                 ------------
BRAZIL -- 1.0%
Telecomunicacoes Brasileiras ADR  ................       13,500     1,005,750
Elecrobras PN  ...................................       21,000       345,188
                                                                 ------------
                                                                    1,350,938
                                                                 ------------
CANADA -- 7.2%
Alcan Aluminium Ltd.  ............................       27,800       913,925
Bombardier, Inc. Class B  ........................       15,100       243,448
Cominco Ltd.  ....................................        6,000       139,500
Cae Industries  ..................................       92,000       769,099
IMASCO Ltd.  .....................................       52,000     1,209,032
Inco Ltd.  .......................................       35,430     1,124,903
Inco Ltd., Class VBN  ............................        7,250       183,990
Northern Telecom Ltd.  ...........................       14,000       911,750
Rogers Communications  ...........................       53,000       427,244
Royal Bank Of Canada  ............................       48,500     1,603,695
Seagrams Co., Ltd.  ..............................       25,300       958,238
Shell Canada Ltd.,  ..............................        2,800       102,512
Suncor Ltd.  .....................................       30,000     1,170,000
                                                                 ------------
                                                                    9,757,336
                                                                 ------------
DENMARK -- 0.4%
Tele Danmark A/S ADR  ............................       21,300       532,500
                                                                 ------------
FINLAND -- 1.0%
Nokia AB-K Shares  ...............................        3,000       138,653
Nokia AB-A  ......................................       27,000     1,244,911
                                                                 ------------
                                                                    1,383,564
                                                                 ------------
FRANCE -- 4.8%
Bougues  .........................................        9,000       879,882
Euro Disneyland Sca  .............................      105,000       205,921
Pechiney SA-A SHS  ...............................       21,385       915,984
Renault SA  ......................................       29,300       630,649
Synthelabo  ......................................        6,600       628,504
Societe National Elf-Aquitaine  ..................       16,500     1,316,252
TV Francaise  ....................................        8,800       934,170
Valeo  ...........................................       16,318       976,937
                                                                 ------------
                                                                    6,488,299
                                                                 ------------
GERMANY -- 4.8%
Commerzbank AG  ..................................       40,000       893,281
Mannesmann AG  ...................................        7,850     3,040,711
Muencher Ruck INH  ...............................          190       453,096
Muencher Ruck Nam 50% paid  ......................          125       242,918
Siemans AG  ......................................       10,000       515,481
Volkswagen N/V VZG  ..............................        3,000     1,178,360
                                                                 ------------
                                                                    6,323,847
                                                                 ------------
HONG KONG -- 3.8%
Citic Pacific Ltd.  ..............................       90,000       437,645
Consolidated Electric PWR Asia  ..................      260,000       605,253
Hong Kong Electric  ..............................      304,000       973,061
Hong Kong Telecom  ...............................      592,000     1,045,071
Hutchison Whampoa  ...............................      152,000     1,061,521
Swire Pacific  ...................................      113,000       997,407
                                                                 ------------
                                                                    5,119,958
                                                                 ------------
INDONESIA -- 0.3%
Pt Indonesia Satellite ADR  ......................       12,000       361,500
                                                                 ------------
IRELAND -- 0.8%
Allied Irish Banks Plc  ..........................      162,900     1,032,007
                                                                 ------------
ITALY -- 2.3%
Alleanza Assicurraziona Spa Azione Nom  ..........       47,300       333,382
Alleanza Assicuraz Di Risp It 2000  ..............       79,530       411,351
Stet Risp Non CVT ITL 1000  ......................      250,000       666,370
Talcenenti Fabriche Riunit ITL 2000  .............        6,300        33,415
Telecom Italia Mobile-DrNc ITL100  ...............      788,000       902,321
Telecom Italia Mobile  ...........................      125,000       257,461
Telicom Italia Spa ITL 1000  .....................      220,500       492,492
                                                                 ------------
                                                                    3,096,792
                                                                 ------------
JAPAN -- 21.1%
Acom Co. Ltd.  ...................................       23,000       881,666
Adventest Corp.  .................................       27,000     1,018,421
Bank Of Tokyo Mitsubishi  ........................       32,000       651,228
Banyu Pharmaceutical Co.  ........................       47,000       597,807
Bridgestone Corp.  ...............................       72,000     1,212,632
Chudenko Corp.  ..................................        7,150       218,890
DDI Corp.  .......................................          108       810,000
East Japan Rail  .................................          109       500,061
Fuji Photo Film  .................................       36,000     1,032,632
Higashi Nihon House  .............................       33,000       474,737
Hitachi Ltd.  ....................................       63,000       558,158
Japan Airlines  ..................................       90,000       513,158
Jusco Co.  .......................................       34,000     1,008,070
Kawasaki Heavy Industries  .......................       78,000       356,474
Kawasaki Kisen  ..................................      122,000       323,193
Kurita Water Industries  .........................       30,800       618,702
Kyocera Corp. ADR  ...............................        3,000       394,125
Kyocera Corp.  ...................................        7,000       461,140
Mitsubishi Heavy  ................................      138,000     1,059,211
Mitsui Fudosan  ..................................       67,000       828,684
Murata MFG Co., Ltd.  ............................       21,000       681,579
Nichei Co., Ltd.  ................................        6,200       412,246
Nintendo Corp.  ..................................       19,300     1,218,947
NKK Corp.  .......................................      145,000       363,772
Nippon Telegraph And Tel Corp.  ..................          124       864,737
Nikon  Corp.  ....................................      110,000     1,215,789
Nomura Securities Co., Ltd.  .....................       25,000       412,281
Orix  Corp.  .....................................        1,200        44,632
Rohm Company  ....................................       15,000       888,158
Sankyo Co., Ltd.  ................................       91,500     2,263,421
Seiksui House Ltd.  ..............................       72,000       757,895
Soft Bank Corp.  .................................       10,220       968,211
Sony  Corp.  .....................................       20,200     1,210,228
Sumitomo Reality & Development  ..................       90,000       653,684
Suzuki Motor Corp.  ..............................      101,000     1,027,719
Tokyo Broadcasting  ..............................       17,000       259,474
Toyota Motor Co.  ................................       41,000       967,456
Yasuda Fire & Marine Insurance  ..................      129,000       818,132
                                                                 ------------
                                                                   28,547,350
                                                                 ------------
KOREA -- 0.3%
Samsung Electronics  .............................       19,000       874,000
                                                                 ------------
MALAYSIA -- 1.7%
Genting Berhad  ..................................       14,200       106,226
New Straits Times Press Berhard  .................      127,000       668,553
Renong Berhard  ..................................      256,000       403,277
Sime Darby Berhard  ..............................      311,000     1,101,702
                                                                 ------------
                                                                    2,279,758
                                                                 ------------
MEXICO -- 2.0%
Cemex Sa Cl B ADR  ...............................       15,800       112,575
Grupo Financiero Banamex Series "L" Shares  ......       55,337       113,583
Grupo Financieri Banamex Accivl series "B" NPV  ..      261,800       553,745
Panamerican Beverages Inc., Class A  .............       20,000       872,500
Telefonos De Mexico ADR  .........................       32,900     1,003,450
                                                                 ------------
                                                                    2,655,853
                                                                 ------------
NETHERLANDS -- 3.3%
Aegon NV  ........................................       16,500       837,150
Asm Lithography Holding NV  ......................       17,000       609,659
Philips Electronics NV  ..........................       35,100     1,234,005
Philips Electronics N.V ADR  .....................       18,000       634,500
Wolters Kluwer N.V  ..............................        8,800     1,128,358
                                                                 ------------
                                                                    4,443,672
                                                                 ------------
NEW ZEALAND -- 0.6%
Telecome New Zealand  ............................      156,100       811,108
                                                                 ------------
NORWAY -- 0.8%
Orkla As A-AKS JER  ..............................       17,000     1,084,767
                                                                 ------------
PERU -- 0.7%
Telefonica Del Peru ADR  .........................       45,000       928,125
                                                                 ------------
PHILIPPINES -- 0.2%
Philippine Long Distance Tel  ....................        4,000       239,500
                                                                 ------------
PORTUGAL -- 0.8%
Portugal Telecom S.A. ADR  .......................       43,800     1,133,325
                                                                 ------------
SINGAPORE -- 0.8%
City Developments  ...............................       35,000       275,825
Singapore Press Holdings Ltd.  ...................       47,400       787,476
                                                                 ------------
                                                                    1,063,301
                                                                 ------------
SPAIN -- 2.4%
Banco de Santander  ..............................       20,400     1,044,804
Corporacion Mapfre ESB 500  ......................        9,338       457,399
Telefonica De Espana  ............................       85,900     1,719,478
                                                                 ------------
                                                                    3,221,681
                                                                 ------------
SWEDEN -- 7.7%
Asea Brown Boveri  ...............................       16,700     1,889,872
Aga AB B Free  ...................................       46,000       737,174
Astra AB A-F  ....................................       47,900     2,197,364
Atlas Copco AB-Ser "B" Free  .....................       40,000       823,301
Autoliv AB  ......................................       18,000       762,845
Ericsson AB B Free  ..............................       53,660     1,450,876
Ericsson Lm Telephone ADR  .......................        7,000       193,375
Hennes & Mauritz AB A-F  .........................        8,500     1,124,597
Incentive Ab-B  ..................................       12,000       714,541
Volvo Aktiebolag B Free  .........................       26,500       549,463
                                                                 ------------
                                                                   10,443,408
                                                                 ------------
SWITZERLAND -- 5.2%
D Asea Brown Boveri  .............................          125       153,922
Baloise Holdings  ................................          343       713,851
CS Holdings Registered SHS  ......................       12,005     1,194,822
Ciba-Geigy AG-R52F 100  ..........................          933     1,145,196
Holderbank Finan Glaris-B  .......................        1,630     1,124,359
Nestle  ..........................................        1,489     1,611,665
Sandoz AG-Regd  ..................................          286       329,401
Swissair-Regd  ...................................          900       698,857
                                                                 ------------
                                                                    6,972,073
                                                                 ------------
TAIWAN -- 1.1%
Acer Inc.  .......................................      109,380       779,332
China Steel Corp.  ...............................       35,000       678,563
                                                                 ------------
                                                                    1,457,895
                                                                 ------------
THAILAND -- 0.4%
Bangkok Bank Co., Ltd.  ..........................       45,000       479,755
                                                                 ------------
UNITED KINGDOM -- 10.0%
Bank Of Scotland  ................................      206,800       951,899
BAT Industries  ..................................       15,200       105,814
Bicc Plc 50p  ....................................       46,090       219,274
British Petroleum Plc  ...........................        4,700       604,538
British Petroleum Plc ADR  .......................       46,000       494,554
British Sky Broadcasting Plc  ....................      112,800     1,061,369
Electrocomponents Plc  ...........................       95,000       638,930
English China Clays Plc  .........................      119,000       367,752
Guinness Plc  ....................................       94,000       672,720
HSBC Holdings Plc  ...............................       59,300     1,244,222
Lloyds TSB Group Plc  ............................      190,000     1,205,235
Morgan Crucible Company Plc  .....................       51,800       400,200
Reckitt and Collman Plc  .........................       78,200       920,872
Reuters Holdings Plc  ............................      110,000     1,367,805
Shell Trans and Trading Plc (New)  ...............        6,400       627,200
Shell Trans and Trading Plc ......................       13,000       213,031
Storehouse Plc  ..................................       50,000       226,490
Thorn Plc  .......................................           84           471
Vodafone Group Plc  ..............................      170,434       658,376
Zeneca Group Plc  ................................       56,000     1,524,745
Zeneca Group Plc ADR  ............................          300        24,450
                                                                 ------------
                                                                   13,529,947
                                                                 ------------
TOTAL COMMON STOCK (Cost $114,412,023) ...........                123,444,776
                                                                 ------------

RIGHTS -- 0.0%
MALAYSIA
Renong Berhad Warrants Issue 5/22/95 Exp 11/21/00        32,000        13,046
Ronong Berhard 4% ICULS 2001 Stock ...............       51,200        18,745
                                                                 ------------
                                                                       31,791
                                                                 ------------

WARRANTS -- 0.2
ITALY
Softe-Sip Risp WTS Bonus Warrants ................      110,000       222,075
                                                                 ------------

PREFERRED STOCK -- 0.2%
CANADA -- 0.1%
NCO Ltd., Series E 5.5% Convertible Preferred ....        2,639       136,898
                                                                 ------------

GERMANY -- 0.1%
Volkswagen AG ....................................          600       181,621
                                                                 ------------
TOTAL PREFERRED STOCK (Cost $265,691) ............                    318,519
                                                                 ------------
                                                     PRINCIPAL
                                                      AMOUNT
                                                    -----------
LONG TERM CORPORATE DEBT -- 1.7%
JAPAN -- 0.6%
Sankyo Co., Ltd., 0.70% DTD 3/31/94 Due 3/30/01  JPY 14,000,000       161,491
Fujitsu Ltd., Convertible Ser 81.9% DTD 12/22/94
  Due 3/29/03 ...................................    15,000,000       146,316
Fujitsu Ltd., Convertible Ser 102% DTD 12/22/94
  Due 3/31/04 ...................................    19,000,000       184,333
Fujitsu Ltd., Convertible Ser 91.95% DTD 12/22/94
  Due 3/31/03 ...................................    31,000,000       302,115
                                                                 ------------
                                                                      794,255
                                                                 ------------
SWITZERLAND -- 0.5%
BBC Brown Boveri 4% DTD 7/10/90 Due 7/10/98  ....  CHF  637,500       632,223
                                                                 ------------
UNITED KINGDOM -- 0.6%
British Air Capital 9.55% DTD 10/20/89 Due 6/15/05 GBP  197,000       775,418
                                                                 ------------
TOTAL LONG TERM CORPORATE DEBT (Cost $1,990,112) .                  2,201,895
                                                                 ------------
                                                       SHARES
SHORT TERM INVESTMENTS -- 6.9%                         ------
Investors Cash Reserve Fund ......................    8,234,607     8,234,607
                                                                 ------------
TOTAL INVESTMENTS -- 99.4%
  Identified Cost ($125,409,391)* ................                134,453,664
                                                                 ------------
OTHER ASSETS LESS LIABILITIES -- 0.6%.............                    784,860
                                                                 ------------
TOTAL NET ASSETS 100.0% ..........................               $135,238,524
                                                                 ============
------------------------------------------------------------------------------
ADR = American depository receipt       CHF = Swiss Francs
ADS = American depository share         GBP = Pound Sterling
JPY = Japanese Yen

* The aggregate cost of investments at October 31, 1996 for federal income tax purposes is $125,515,477. Gross unrealized appreciation and depreciation of securities was $13,842,794 and $4,904,607, respectively, resulting in net unrealized appreciation of $8,938,187.

SCHEDULE OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                                                                                                              NET
                                                                                                           UNREALIZED
    EXPIRATION                                   PRINCIPAL VALUE                           VALUE         APPRECIATION/
       DATE          CONTRACT TO DELIVER         LOCAL CURRENCY         COST US$          (NOTE 2)       (DEPRECIATION)
    ----------       -------------------         --------------         --------          --------       --------------
CONTRACTS TO BUY:
01/29/97             Canadian Dollar                     417,487            307,881        $  313,382           $  5,501
11/01/97             British Pound                        33,004             53,202            53,681                479
11/04/96             British Pound                        44,163             71,055            71,825                770
11/05/96             British Pound                        18,937             30,940            30,798               (142)
11/01/96             Japanese Yen                      2,650,565             23,181            23,253                 72
11/05/96             Japanese Yen                      5,251,909             45,952            46,100                148
03/10/97             Japanese Yen                    116,897,000          1,100,000         1,044,285            (55,715)
05/19/97             Japanese Yen                      9,900,000             96,126            89,297             (6,829)
05/30/97             Japanese Yen                     21,500,000            206,890           194,232            (12,658)
12/13/96             Swedish Krona                       472,000             72,178            71,756               (422)
11/04/96             Swiss Franc                       1,263,823          1,000,652           996,313             (4,339)
                                                                                           ----------           --------
                                                                                            2,934,922            (73,135)
                                                                                           ----------           --------
CONTRACTS TO SELL:
11/04/96             Australian Dollar                    11,174              8,836             8,844                 (8)
01/29/97             Canadian Dollar                     417,487            301,000           313,382            (12,382)
11/04/96             Swiss Franc                       1,263,823          1,009,000           996,687             12,313
11/25/96             Swiss Franc                         391,980            311,540           309,737              1,803
01/17/97             Swiss Franc                         251,130            200,000           199,488                512
03/27/97             Swiss Franc                         928,023            754,000           742,207             11,793
04/09/97             Swiss Franc                         379,379            308,000           303,810              4,190
11/05/96             German Deutsche Mark                  1,097                726               723                  3
11/05/96             German Deutsche Mark                  1,193                789               786                  3
11/15/96             German Deutsche Mark                569,318            372,493           375,394             (2,901)
11/25/96             German Deutsche Mark                349,572            228,482           230,642             (2,160)
12/13/96             German Deutsche Mark                407,850            272,000           269,424              2,576
11/04/96             Spanish Peseta                    1,659,990             13,025            12,977                 48
11/25/96             French Franc                      1,626,600            314,331           317,846             (3,515)
12/18/96             French Franc                        874,785            171,000           171,176               (176)
11/14/97             Hong Kong Dollar                  2,837,328            365,000           366,353             (1,353)
11/01/96             Japanese Yen                     16,510,106            144,395           144,845               (450)
11/01/96             Japanese Yen                      1,575,125             13,789            13,819                (30)
11/05/96             Japanese Yen                      5,309,735             46,458            46,608               (150)
11/12/96             Japanese Yen                     21,495,830            202,000           188,866             13,134
01/16/97             Japanese Yen                    101,682,500            923,757           901,753             22,004
03/10/97             Japanese Yen                     60,257,010            561,000           538,299             22,701
05/19/97             Japanese Yen                     19,843,200            195,000           178,984             16,016
05/30/97             Japanese Yen                     64,953,750            625,000           583,542             41,458
10/31/97             Japanese Yen                    112,906,374          1,038,000         1,041,908             (3,908)
11/01/96             Malaysian Ringgit                     4,445              1,758             1,759                 (1)
11/01/96             New Zealand Dollar                   30,902             21,604            21,844               (240)
11/04/96             New Zealand Dollar                   25,367             17,815            17,923               (108)
11/05/96             New Zealand Dollar                   25,654             18,077            18,126                (49)
11/06/96             New Zealand Dollar                   28,753             20,262            20,313                (51)
11/01/96             Swedish Krona                        18,630              2,840             2,830                 10
12/13/96             Swedish Krona                       943,713            141,000           143,468             (2,468)
02/04/97             Swiss Franc                       1,263,823          1,009,685         1,005,068              4,617
                                                                                           ----------           --------
                                                                                            9,489,431            123,231
                                                                                           ----------           --------
UNREALIZED APPRECIATION/(DEPRECIATION) ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS ...................           $ 50,096
                                                                                                                ========

                               INDUSTRY DIVERSIFICATION (UNAUDITED)
                                            PERCENT OF                                          PERCENT OF
                                            PORTFOLIO                                           PORTFOLIO
                                            ---------                                           ---------
Energy .....................................    4.0%    Beverages & Tobacco ....................    3.0%
Electric & Gas .............................    1.4%    Food & Household Products ..............    1.8%
Building Materials & Components ............    0.9%    Health & Personal Care .................    6.5%
Chemicals ..................................    0.4%    Recreation, Other Consumer Products ....    1.6%
Metals: Nonferous ..........................    3.5%    Broadcasting & Publishing ..............    5.3%
Metals: Steel ..............................    0.8%    Business & Public Services .............    1.7%
Miscellaneous Materials & Commodities ......    0.3%    Leisure & Tourism ......................    0.2%
Aerospace & Military Technology ............    0.7%    Merchandising ..........................    1.7%
Construction & Housing. ....................    1.6%    Telecommunications .....................   10.2%
Data Processing & Reproduction .............    1.0%    Transportation: Airlines ...............    1.5%
Electrical & Electronics ...................    5.7%    Transportation: Rail & Road ............    0.4%
Electronic Components ......................    2.6%    Transportation: Shipping ...............    0.2%
Electronic Instruments .....................    0.8%    Banking ................................    9.0%
Industrial Components ......................    3.5%    Financial Services .....................    1.3%
Machinery & Engineering ....................    4.4%    Insurance ..............................    3.2%
Appliances & Household Durables ............    2.9%    Real Estate ............................    1.3%
Automobiles ................................    3.4%    Multi - Industry .......................    5.7%
                                                                                                  -----
                                                                                                    92.5
                                                        Cash & Equivalent Investments ..........    7.5%
                                                                                                  -----
                                                                                                  100.0%
                                                                                                  =====

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1996

ASSETS:
Investment at value (cost $125,409,391) ........................  $134,453,664
Receivable for investments sold ................................     1,114,874
Cash (cost $643,127) ...........................................       646,921
Dividends receivable ...........................................       229,015
Unrealized appreciation on open forward foreign currency
contracts (Note 2) .............................................       160,151
Unamortized organization expenses ..............................        43,429
Interest receivable ............................................        25,880
Tax reclaim receivable .........................................           398
                                                                  ------------
        Total Assets ...........................................   136,674,332
                                                                  ------------

LIABILITIES:
Payable for investments purchased ..............................     1,123,970
Unrealized depreciation on open forward foreign currency
contracts (Note 2) .............................................       110,055
Sub-advisory fee payable (Note 3) ..............................       113,791
Administration fee payable (Note 3) ............................         5,729
Legal fees payable .............................................        24,387
Custodian fee payable ..........................................        24,348
Audit fees payable .............................................        19,000
Other accrued expenses .........................................        14,528
                                                                  ------------
        Total Liabilities ......................................     1,435,808
                                                                  ------------

NET ASSETS:
Applicable to investors' beneficial interest ...................  $135,238,524
                                                                  ============


                      See notes to financial statements

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME (NOTE 2):
Dividend income (net of withholding tax of
$263,811) .........................................  $1,511,515
Interest income ...................................     409,813
                                                     ----------
                                                                  $ 1,921,328

EXPENSES:
  Manager and sub-advisory fees (Note 3) ..........  $  758,625
  Administration fees (Note 3) ....................      48,750
  Fund accounting fees (Note 3) ...................      43,750
  Custodian fees and expenses .....................     148,389
  Audit fees ......................................      21,984
  Legal fees ......................................      22,746
  Amortization of organization expenses ...........      13,655
  Insurance expense ...............................       9,300
  Trustees' fees (Note 3) .........................       7,963
  Other expenses ..................................       1,427
                                                     ----------
    Total expenses ................................   1,076,589
    Voluntary fee reductions (Note 3)..............    (243,868)
    Reimbursements (Note 3)........................     (18,844)
                                                     ----------
    Net expenses ...............................................      813,877
                                                                  -----------
NET INVESTMENT INCOME ..........................................    1,107,451
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on:
    Investments ................................................    1,681,532
    Foreign currency transactions ..............................      736,466
Net unrealized appreciation of investments .....................    7,862,402
Net unrealized depreciation of foreign currency contracts and        (471,202)
  translations .................................................  -----------
Net realized and unrealized gain on investments and foreign         9,809,198
  currency transactions ........................................
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........  $10,916,649
                                                                  ===========


                      See notes to financial statements

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
                                                              FOR THE PERIOD
                                                              JANUARY 9, 1995
                                            FOR THE YEAR       (COMMENCEMENT
                                               ENDED         OF OPERATIONS) TO
                                          OCTOBER 31, 1996   OCTOBER 31, 1995
                                          ----------------   ----------------
INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income .................     $  1,107,451        $   293,335
Net realized gain (loss) from
  investment and foreign currency
  transactions ........................        2,417,998            (98,258)
Net unrealized appreciation of
  investments and foreign currency
  translations ........................        7,391,200          1,700,597
                                            ------------        -----------
    Net increase in net assets
      resulting from operations .......       10,916,649          1,895,674
                                            ------------        -----------

CAPITAL TRANSACTIONS:
Contributions .........................       90,808,909         38,444,279
Withdrawals ...........................       (6,415,942)          (461,145)
                                            ------------        -----------
    Net increase in net assets from
      capital transactions ............       84,392,967         37,983,134
                                            ------------        -----------

TOTAL INCREASE IN NET ASSETS ..........       95,309,616         39,878,808

NET ASSETS:
    Beginning of period ...............       39,928,908             50,100
                                            ------------        -----------
    End of period .....................     $135,238,524        $39,928,908
                                            ============        ===========

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                              FOR THE PERIOD
                                                              JANUARY 9, 1995
                                            FOR THE YEAR       (COMMENCEMENT
                                               ENDED         OF OPERATIONS) TO
                                          OCTOBER 31, 1996   OCTOBER 31, 1995
                                          ----------------   ----------------
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000) .........    $135,239           $39,929
Ratio of expenses to average net assets ...       0.83%             0.64%(b)
Ratio of net investment income to
  average net assets ......................       1.14%             1.55%(b)
Ratio of expenses to average net assets (a)       1.10%             1.39%(b)
Ratio of net investment income to
  average net assets (a) ..................       0.87%             0.80%(b)
Portfolio Turnover ........................       23.3%             3.07%
Average Commission Rate ...................       0.30%
------------------------------------------------------------------------------
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.

                      See notes to financial statements

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1996

1. ORGANIZATION. The Republic International Equity Portfolio (the "Portfolio") is a diversified separate series of Republic Portfolios (the "Portfolio Trust"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company. The Portfolio Trust was organized as a master trust fund under the laws of the State of New York on November 21, 1994. The Portfolio commenced operations on January 9, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

        The Fund's investment objective is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers (including American Depository Receipts (ADR's) and U.S. registered securities) and securities of companies whose principal markets are outside of the United States. The Fund invests all of its investable assets in the Republic International Equity Portfolio (the "Portfolio").

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.

    INVESTMENT VALUATION:
    The net asset value of the Portfolio is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. The sub-adviser typically completes its trading on behalf of the Portfolio in various markets before 4:00 p.m., and the value of the portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to 4:00 p.m., however, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio Trust.

    FOREIGN CURRENCY TRANSLATION:
    The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:
    The Portfolio may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

    ACCOUNTING FOR INVESTMENTS:
    Securities transactions are recorded on a trade date basis. Realized gains and losses are determined on the basis of specific identification. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, Certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
    Interest income is accrued daily.

    EXPENSE ALLOCATION:
    Expenses incurred by the Portfolio Trust with respect to any two or more portfolios in the Trust are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

    TAXES:
    Income received by the Portfolio from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries.

        The Portfolio intends to comply with the requirements of the U.S. Internal Revenue Code (the "Code"). The Portfolio tends to conduct its operations so that the Funds investing in the Portfolio can qualify as registered investment companies under Sub-chapter M of the Code. The Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.

3.  RELATED PARTY TRANSACTIONS.
    INVESTMENT MANAGEMENT:
    Republic National Bank of New York ("Republic" or the "Manager") is the Investment Manager to the Portfolio pursuant to an investment management agreement with the Portfolio Trust. For its services, the Investment Manager is entitled to receive from the Portfolio, a fee, payable monthly at an annual rate of 0.25% of the Portfolio's average daily net assets. For the year ended October 31, 1996 the Manager waived its entire fee of $243,751.

    SUB-ADVISORY:
    Capital Guardian Trust Company (the "Sub-Adviser") continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub-Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal to 0.70% of the net assets up to $25 million, 0.55% of the net assets over $25 million and up to $50 million, 0.425% of net assets over $50 million and up to $250 million, and 0.375% of net assets over $250 million. It is the responsibility of the Sub-Adviser not only to make investment decisions for the Portfolio, but also to place purchase and sale orders for the portfolio transactions of the Portfolio. For the year ended October 31, 1996 the sub-advisory fee was $514,874.

    ADMINISTRATION:
    Pursuant to an Administrative Services Agreement, Signature Broker-Dealer Services, Inc., ("Signature") and Signature Financial Group (Cayman) Ltd. ("Signature (Cayman)") provided the Portfolio with general office facilities, and supervised the overall administration of the Portfolio including, among other responsibilities, the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations and arranged for the maintenance of books and records of the Portfolio for the period November 1, 1995 through September 30, 1996. For its services to the Portfolio, Signature and Signature (Cayman) received from the Portfolio fees payable monthly equal on an annual basis to 0.05% of the Portfolio's average daily net assets. For this period Signature and Signature (Cayman) received $43,021 for its services, of which $117 was voluntarily reduced.

        Effective October 1, 1996, BISYS Fund Services Ireland Ltd. ("BISYS") was appointed as administrator to the Portfolio, pursuant to an Administrative Services Agreement. BISYS serves as administrator in substantially identical terms as described above. In this capacity, BISYS earned $5,729 for the period October 1, 1996 through October 31, 1996.

    FUND ACCOUNTING:
    Pursuant to a Fund Accounting Agreement, Signature Financial Services, Inc., ("SFSI") served as fund accounting agent to the Portfolio for the period November 1, 1995 through September 30, 1996. For its services to the Portfolio, SFSI received fees payable monthly equal on an annual basis to $50,000. For this period, fees for these services aggregated $40,104.

        Effective October 1, 1996, Investors Bank and Trust Co. ("IBT"), provides fund accounting services to the Portfolio. For the period October 1, 1996 through October 31, 1996 the IBT fee for these services aggregated $3,646.

    TRUSTEES' FEES:
    The fees paid and out-of-pocket expenses reimbursed to the Trustees amounted to $7,963 for the year ended October 31, 1996.

    REIMBURSEMENT AND WAIVER OF EXPENSES: The Manager and Signature have voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Portfolio for additional expenses. For the year ended October 31, 1996 expenses of the Portfolio were voluntarily limited to no more than 0.83% of the average daily net assets on an annualized basis. For the year ended October 31, 1996 the Manager and Signature waived fees and reimbursed expense aggregating $262,712.

4. INVESTMENT TRANSACTIONS. Purchases and sales of investments, other than US Government securities and short-term obligations, aggregated $98,969,740, and $18,222,422, respectively for the year.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Republic Portfolios:

    We have audited the accompanying statement of net assets of Republic International Equity Portfolio (the "Fund"), a portfolio of Republic Portfolios, as of October 31, 1996 and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995 were audited by other auditors whose report thereon, dated December 8, 1995, expressed an unqualified opinion on that statement and those financial highlights.

    We conducted our audit in accordance with United States generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian or brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic International Equity Portfolio at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with United States generally accepted accounting principles.

                                                        KPMG

Toronto, Ontario
December 20, 1996

              FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

All dividends paid by the funds were paid out as short-term capital gain dividends on net investment income dividends. For federal income tax purposes, dividends from short-term capital gain are classified as ordinary income.

                        REPUBLIC INTERNATIONAL EQUITY

Pursuant to Treasury Regulations, the Fund will elect to pass through foreign tax credit in the amount of $103,401 for the fiscal year ended October 31, 1996.

--------
REPUBLIC
INTERNATIONAL EQUITY
                FUND

INVESTMENT MANAGER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER
Capital Guardian Trust Company
333 South Hope Street
Los Angeles, CA 90071

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183


[graphic omitted]


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REPUBLIC

INTERNATIONAL EQUITY

                FUND



     ANNUAL REPORT
   OCTOBER 31, 1996